Trade and Other Payables	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other payables [text block] [Abstract]
Disclosure of trade and other payables [text block]

Note 16 - Trade and Other Payables

	December 31,
	2018	2019
	NIS	NIS
Open accounts*	862	755
Checks payable	21	2
Trade payables	883	757

Other payables including derivatives:
Liabilities to employees and other liabilities
for salaries	352	368
Advance payment for Sakia property (see Note 13)	155	-
Institutions	82	70
Accrued interest	47	37
Deferred income	103	101
Derivatives	43	55
Other payables	37	37
Total other payables including derivatives	819	668

Total Trade and Other Payables	1,702	1,425

*	Of which, the carrying amount of trade payables that are payable to related parties as at December 31, 2019 amounts to NIS 2 (as at December 31, 2018 – NIS 2).